ProFrac Holding Corp. - Balance Sheets (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Total assets	$ 1,313,888	$ 664,570	$ 577,277
Stockholder's equity
Total stockholder's equity	244,992	147,015	$ 176,812
ProFrac Holding Corp.
Assets
Receivable from stockholder	10	10
Total assets	10	10
Stockholder's equity
Common stock, $0.01 par value; authorized 1,000 shares; 1,000 issued and outstanding	10	10
Total stockholder's equity	$ 10	$ 10